Equity Incentive Plan	9 Months Ended
Sep. 30, 2013
Equity Incentive Plan
8.	Equity Incentive Plan

During the three and nine months ended September 30, 2013, the Company recorded $895,000 and $2.6 million of share-based compensation expense, comprised of stock option expense of $109,000 and $278,000 and restricted stock expense of $786,000 and $2.4 million, respectively. During the three and nine months ended September 30, 2012, the Company recorded $926,000 and $2.7 million of share-based compensation expense, comprised of stock option expense of $106,000 and $318,000 and restricted stock expense of $820,000 and $2.4 million, respectively.

The following is a summary of the Company’s stock option activity and related information for its option plan for the nine months ended September 30, 2013:

	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding at December 31, 2012	4,320,068	$14.98	4.20	$12,083
Granted	190,920	20.65
Exercised	(313,500)	15.23
Forfeited	(3,500)	17.85
Expired	—	—

Outstanding at September 30, 2013	4,193,988	$15.22	3.73	$28,015

Exercisable at September 30, 2013	3,916,568	$14.99	3.39	$27,073

There were 190,920 options granted during the nine months ended September 30, 2013. Expected future expense relating to the unvested options outstanding as of September 30, 2013 is $1.4 million over a weighted average period of 6.25 years.

The following is a summary of the status of the Company’s restricted shares as of September 30, 2013 and changes therein during the nine months then ended:

	Number of Shares Awarded	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2012	1,292,739	$13.62
Granted	3,000	18.18
Vested	(219,976)	13.49
Forfeited	—	—

Non-vested at September 30, 2013	1,075,763	$13.70

Expected future compensation expense relating to the non-vested restricted shares at September 30, 2013 is $12.3 million over a weighted average period of 4.49 years.